Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

December 31, 2020

F10-QTLY-0221
1.811322.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 3/4/21 (a)
(Cost $519,931)	520,000	519,940
	Shares	Value

Domestic Equity Funds - 17.3%
Fidelity Series All-Sector Equity Fund (b)	2,936,835	$33,714,864
Fidelity Series Blue Chip Growth Fund (b)	3,123,836	52,386,728
Fidelity Series Commodity Strategy Fund (b)	31,192,242	143,172,391
Fidelity Series Growth Company Fund (b)	5,866,485	133,579,863
Fidelity Series Intrinsic Opportunities Fund (b)	7,489,351	138,178,518
Fidelity Series Large Cap Stock Fund (b)	7,332,593	120,621,159
Fidelity Series Large Cap Value Index Fund (b)	3,382,864	44,687,628
Fidelity Series Opportunistic Insights Fund (b)	3,428,800	69,433,191
Fidelity Series Small Cap Discovery Fund (b)	1,205,036	14,966,550
Fidelity Series Small Cap Opportunities Fund (b)	3,091,077	49,549,968
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,053,242	102,598,304
Fidelity Series Value Discovery Fund (b)	5,496,040	78,758,256
TOTAL DOMESTIC EQUITY FUNDS
(Cost $690,426,739)		981,647,420

International Equity Funds - 18.4%
Fidelity Series Canada Fund (b)	4,193,283	48,432,414
Fidelity Series Emerging Markets Fund (b)	4,458,771	50,562,459
Fidelity Series Emerging Markets Opportunities Fund (b)	18,431,960	460,061,714
Fidelity Series International Growth Fund (b)	8,280,640	147,229,772
Fidelity Series International Small Cap Fund (b)	2,293,427	47,084,048
Fidelity Series International Value Fund (b)	14,563,335	146,944,047
Fidelity Series Overseas Fund (b)	11,895,771	147,507,561
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $718,044,082)		1,047,822,015

Bond Funds - 47.1%
Fidelity Series Emerging Markets Debt Fund (b)	3,725,958	35,545,642
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,036,853	11,218,746
Fidelity Series Floating Rate High Income Fund (b)	816,359	7,420,702
Fidelity Series High Income Fund (b)	4,045,311	38,268,640
Fidelity Series Inflation-Protected Bond Index Fund (b)	50,399,229	540,783,725
Fidelity Series International Credit Fund (b)	408,980	4,183,867
Fidelity Series Investment Grade Bond Fund (b)	159,027,899	1,895,612,555
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,609,437	124,798,535
Fidelity Series Real Estate Income Fund (b)	2,375,455	24,942,274
TOTAL BOND FUNDS
(Cost $2,544,636,294)		2,682,774,686

Short-Term Funds - 17.2%
Fidelity Cash Central Fund 0.11% (c)	10,205,607	10,207,648
Fidelity Series Government Money Market Fund 0.13% (b)(d)	791,392,939	791,392,939
Fidelity Series Short-Term Credit Fund (b)	17,575,876	179,976,973
TOTAL SHORT-TERM FUNDS
(Cost $977,038,688)		981,577,560
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,930,665,734)		5,694,341,621
NET OTHER ASSETS (LIABILITIES) - 0.0%		64,529
NET ASSETS - 100%		$5,694,406,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	March 2021	$1,124,640	$(267)	$(267)
TOTAL PURCHASED					(267)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	101	March 2021	10,760,540	6,811	6,811
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	89	March 2021	5,732,490	(181,142)	(181,142)
TOTAL SOLD					(174,331)
TOTAL FUTURES CONTRACTS					$(174,598)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $519,940.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,001
Total	$12,001

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$28,032,741	$2,387,324	$9,108,783	$2,291,157	$(231,583)	$12,635,165	$33,714,864
Fidelity Series Blue Chip Growth Fund	51,035,732	18,042,230	38,290,108	17,869,645	15,357,202	6,241,672	52,386,728
Fidelity Series Canada Fund	33,241,204	11,052,203	11,103,762	1,002,151	(536,320)	15,779,089	48,432,414
Fidelity Series Commodity Strategy Fund	164,179,523	2,709,937	54,687,613	651,705	(19,200,422)	50,170,966	143,172,391
Fidelity Series Emerging Markets Debt Fund	31,151,273	1,978,822	3,184,671	1,316,645	(118,600)	5,718,818	35,545,642
Fidelity Series Emerging Markets Debt Local Currency Fund	--	10,708,107	148,012	64,356	2,411	656,240	11,218,746
Fidelity Series Emerging Markets Fund	27,945,598	12,288,945	9,748,271	702,739	369,215	19,706,972	50,562,459
Fidelity Series Emerging Markets Opportunities Fund	262,352,741	107,640,372	95,094,461	13,548,883	13,496,942	171,666,120	460,061,714
Fidelity Series Floating Rate High Income Fund	6,783,903	409,038	640,688	245,457	(61,521)	929,970	7,420,702
Fidelity Series Government Money Market Fund 0.13%	768,710,755	185,134,899	162,452,715	1,124,033	--	--	791,392,939
Fidelity Series Growth Company Fund	106,586,738	33,844,273	62,079,145	33,521,354	34,879,138	20,348,859	133,579,863
Fidelity Series High Income Fund	34,118,548	2,395,001	3,203,491	1,578,082	18,975	4,939,607	38,268,640
Fidelity Series Inflation-Protected Bond Index Fund	474,487,500	83,854,685	48,325,948	6,945,373	512,799	30,254,689	540,783,725
Fidelity Series International Credit Fund	3,662,875	262,401	--	262,401	--	236,357	4,183,867
Fidelity Series International Growth Fund	171,093,288	24,548,562	83,211,287	20,231,355	31,574,597	3,224,612	147,229,772
Fidelity Series International Small Cap Fund	39,888,556	1,420,520	12,449,324	373,332	2,943,661	15,280,635	47,084,048
Fidelity Series International Value Fund	142,840,532	11,728,451	57,888,014	4,001,494	(4,708,111)	54,971,189	146,944,047
Fidelity Series Intrinsic Opportunities Fund	116,681,353	6,398,855	34,236,243	6,002,370	10,379,166	38,955,387	138,178,518
Fidelity Series Investment Grade Bond Fund	1,671,514,483	372,515,941	203,211,380	100,864,729	(250,857)	55,044,368	1,895,612,555
Fidelity Series Large Cap Stock Fund	102,370,926	8,222,164	26,586,284	6,875,934	7,174,738	29,439,615	120,621,159
Fidelity Series Large Cap Value Index Fund	28,049,838	12,533,491	6,802,857	886,991	97,217	10,809,939	44,687,628
Fidelity Series Long-Term Treasury Bond Index Fund	123,188,090	40,651,704	21,216,959	13,583,458	1,544,139	(19,368,439)	124,798,535
Fidelity Series Opportunistic Insights Fund	57,705,687	9,171,696	16,634,707	8,791,020	8,351,927	10,838,588	69,433,191
Fidelity Series Overseas Fund	134,768,955	16,095,228	56,149,598	1,616,184	(1,665,362)	54,458,338	147,507,561
Fidelity Series Real Estate Income Fund	20,106,049	1,975,503	2,007,578	1,460,247	(51,144)	4,919,444	24,942,274
Fidelity Series Short-Term Credit Fund	171,248,199	3,294,596	789,827	3,303,327	(8,270)	6,232,275	179,976,973
Fidelity Series Small Cap Discovery Fund	11,404,842	443,327	3,904,378	400,709	336,333	6,686,426	14,966,550
Fidelity Series Small Cap Opportunities Fund	39,828,055	1,214,051	12,950,469	1,072,374	2,974,655	18,483,676	49,549,968
Fidelity Series Stock Selector Large Cap Value Fund	74,967,864	19,491,353	22,662,630	2,155,626	697,143	30,104,574	102,598,304
Fidelity Series Value Discovery Fund	55,416,843	14,537,212	15,343,422	1,614,884	493,217	23,654,406	78,758,256
	4,953,362,691	1,016,950,891	1,074,112,625	254,358,015	104,371,285	683,019,557	5,683,614,033

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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